CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Short-term investments	R$ 6,945,770	R$ 6,542,862
Cash and banks	86,569	148,236
Total	R$ 7,032,339	R$ 6,691,098	R$ 4,358,276	R$ 2,273,834